Business Combination (Details)	Jun. 26, 2016 USD ($)
Total	$ 200,000
Customer Relationships [Member]
Total	82,000
Non Compete Agreement [Member]
Total	32,000
Other Intangibles, Including Trade Name [Member]
Total	21,000
Goodwill [Member]
Total	50,000
Equipment [Member]
Total	$ 15,000